LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

Note 9. LEASES

The Company has one operating lease for its real estate and office space for the CAP/CLIA laboratory, as well as multiple finance leases for lab equipment in Texas that were acquired through the September 18, 2023 acquisition. Additionally, the Company entered into another operating lease on September 1, 2024 with regard to office space. The Company has operating leases consisting of office space with remaining lease terms ranging from 3.1 to 5.9 years as of December 31, 2024. The Company has finance leases consisting of office and lab equipment with remaining lease terms ranging from approximately 1.25 to 3.0 years as of December 31, 2024, for which the Company has determined that it will use the equipment for a major part of its remaining economic life.

The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach as of the date of inception of the leases to derive an appropriate incremental borrowing rate to discount remaining lease payments. The Company benchmarked itself against other companies of similar credit ratings and comparable quality and derived imputed interest rates ranging from 7.41% to 8.03% for the lease term lengths.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties, and the Company is not the sublessor in any arrangement.

The Company’s existing leases contain escalation clauses and renewal options. The Company has evaluated several factors in assessing whether there is reasonable certainty that the Company will exercise a contractual renewal option. For leases with renewal options that are reasonably certain to be exercised, the Company included the renewal term in the total lease term used in calculating the right-of-use asset and lease liability.

The components of lease expense, which are included in selling, general and administrative expense and depreciation and amortization for the year ended December 31, 2024, and 2023 are as follows:

Components of lease expense:	2024	2023
Amortization of right-of-use assets - finance lease	$384,971	$128,324
Interest on lease liabilities - finance lease	83,041	33,838
Operating lease cost	93,029	39,887
Total lease cost	$561,041	$202,049

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$361,181	$93,238
Operating cash flows from operating leases	133,605	32,489

Operating leases:	2024	2023
Operating lease right-of-use, assets	$463,011	$370,312
Operating lease liability, current	127,498	94,708
Operating lease liability, non-current	342,098	283,001
Total operating lease liabilities	$469,596	$377,709

Financing leases:	2024	2023
Financing lease right-of-use assets, gross	$1,294,168	$1,294,168
Accumulated amortization	(513,296)	(128,324)
Finance lease right-of-use assets, net	$780,872	$1,165,844
Financing lease liability, current	395,301	365,463
Financing lease liability, non-current	444,448	835,467
Total finance lease liabilities	$839,749	$1,200,930

Weighted-average remaining lease term:	2024	2023
Operating leases (in years)	4.21	3.58
Finance leases (in years)	2.39	3.25

Weighted-average discount rate:	2024	2023
Operating leases	7.41%	8.07%
Finance leases	8.03%	8.01%

	Operating Leases	Finance Leases
2025	$157,837	$448,505
2026	159,282	270,395
2027	110,063	202,970
2028	40,616	—
2029	42,252	—
2030 and thereafter	28,919	—
Total undiscounted cash flows	538,969	921,870
Less discounting	(69,373)	(82,121)
Present value of lease liabilities	$469,596	$839,749